Corporate information (Narrative) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Oct. 28, 2022	Sep. 30, 2024
Corporate Information [Abstract]
Description of reverse stock split	In connection with KWESST's listing application on Nasdaq, we effected a seventy for one (70-for-1) reverse stock split of its common stock on October 28, 2022 (the "2022 Reverse Split").
Conversion rate for each warrant from one common share		$ 0.01428571